Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42751
Entity Registrant Name	Mega Fortune Co Ltd
Entity Central Index Key	0002033377
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 327 3/F 16W 16
Entity Address, Address Line Two	Science Park West Avenue
Entity Address, Address Line Three	Shatin
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	00-0000000
Title of 12(b) Security	Ordinary Shares, $ 0.000001 par value per share
Trading Symbol	MGRT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,750,000
Contact Personnel Email Address	roy.tang@megafortune-group.com
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7351
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Mega Fortune Company Limited and its subsidiaries (the “Company”) as of September 30, 2025, and the related consolidated statement of operations and comprehensive income, consolidated statement of changes in shareholders’ equity, and consolidated statement of cash flows for the year ended September 30, 2025, and the related notes to the consolidated financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and the results of its operations and its cash flows for the year ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WSJ and Partners
Auditor Location	Kuala Lumpur, Malaysia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 327 3/F 16W 16
Entity Address, Address Line Two	Science Park West Avenue
Entity Address, Address Line Three	Shatin
Entity Address, City or Town	New Territories
Entity Address, Country	HK
Entity Address, Postal Zip Code	00-0000000
City Area Code	+852
Local Phone Number	5627 5338
Contact Personnel Name	Siu Fung Tang